Supplemental Financial Information - Additional Information (Detail) - USD ($)		12 Months Ended
	Apr. 02, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Supplemental Financial Information [Line Items]
Decrease in depreciation			$ (26,000,000)
Net investment in U.S. dollar functional currency		$ 1,700,000,000
F/X result on net investment hedge instruments		(190,000,000)	(214,000,000)	$ 68,000,000
Gain (loss) of equity-accounted investees		1,000,000		51,000,000
Release of extra provision for litigation	$ (46,000,000)				$ 46,000,000
Purchase of non-controlling interest shares				12,000,000
ASMC [Member]
Supplemental Financial Information [Line Items]
Quoted market price		$ 48,000,000
Current Estimate [Member]
Supplemental Financial Information [Line Items]
Estimated useful life of machinery and equipment		Ten years
Previous Estimate [Member]
Supplemental Financial Information [Line Items]
Estimated useful life of machinery and equipment		Five to seven years
Notes Payable to Banks [Member] | USD Notes [Member] | Net Investment Hedge [Member]
Supplemental Financial Information [Line Items]
F/X result on net investment hedge instruments		$ (190,000,000)	$ (214,000,000)	68,000,000
Jilin Sino-Microelectronics Co. Ltd. [Member]
Supplemental Financial Information [Line Items]
Purchase of non-controlling interest shares				$ 12,000,000
Percentage of acquisition				40.00%